Company statement of changes in equity - USD ($) $ in Millions	Total	Share capital [member]	Share premium account [Member]	Other reserves [Member]	Retained earnings [Member]	Rio Tinto plc [member]	Rio Tinto plc [member] Share capital [member]	Rio Tinto plc [member] Share premium account [Member]	Rio Tinto plc [member] Other reserves [Member]	Rio Tinto plc [member] Retained earnings [Member]
Opening balance at Dec. 31, 2014	$ 54,594	$ 4,765	$ 4,288	$ 11,122	$ 26,110
Profit/(loss) after tax for the year	(1,719)
Dividends (note 11)	(4,391)				(4,076)
Share buy-back					(1,946)
Employee share options and other IFRS 2 charges to the income statement	134			56	78
Closing balance at Dec. 31, 2015	44,128	4,174	4,300	9,139	19,736	$ 24,970	$ 224	$ 4,300	$ 11,988	$ 8,458
Profit/(loss) after tax for the year	4,776					6,875				6,875
Dividends (note 11)	(3,077)				(2,725)	(2,046)				(2,046)
Proceeds from issue of shares						5		4		1
Employee share options and other IFRS 2 charges to the income statement	125			61	64	58				58
Closing balance at Dec. 31, 2016	45,730	4,139	4,304	9,216	21,631	29,862	224	4,304	11,988	13,346
Profit/(loss) after tax for the year	8,851					7,816				7,816
Dividends (note 11)	(4,653)				(4,250)	(3,255)				(3,255)
Proceeds from issue of shares						2		2
Share buy-back	(2,397)				(2,312)	(1,828)	(4)		4	(1,828)
Employee share options and other IFRS 2 charges to the income statement	98			41	57	45				45
Closing balance at Dec. 31, 2017	$ 51,115	$ 4,360	$ 4,306	$ 12,284	$ 23,761	$ 32,642	$ 220	$ 4,306	$ 11,992	$ 16,124